UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management, LLC
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141
Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

Leuthold Core Investment Fund
Consolidated Schedule of Investments
June 30, 2012 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 63.41%
Auto Components - 0.44%
Minth Group, Ltd. (b)	278,000	$301,576
WABCO Holdings, Inc.	64,877	3,433,940
		3,735,516
Beverages - 0.03%
Tsingtao Brewery Co., Ltd. (b)	40,000	228,569
Biotechnology - 0.59%
Alexion Pharmaceuticals, Inc. (a)	49,979	4,962,915
Chemicals - 2.60%
Cabot Corp.	117,740	4,792,018
China BlueChemical, Ltd. (b)	1,256,000	718,364
El du Pont de Nemours & Co.	118,220	5,978,385
Huntsman Corp.	354,180	4,583,089
PPG Industries, Inc.	55,746	5,915,766
		21,987,622
Commercial Banks - 4.79%
BB&T Corp.	154,263	4,759,014
Chemical Financial Corp.	41,810	898,915
Citizens Republic Bancorp, Inc. (a)	97,075	1,662,895
East West Bancorp, Inc.	109,089	2,559,228
Fifth Third Bancorp	342,646	4,591,456
First Financial Bancorp	86,022	1,374,632
First Republic Bank (a)	74,488	2,502,797
Huntington Bancshares, Inc.	647,808	4,145,971
International Bancshares Corp.	68,721	1,341,434
KeyCorp	443,085	3,429,478
Old National Bancorp	154,263	1,852,699
PacWest Bancorp	61,993	1,467,374
PNC Financial Services Group, Inc.	74,008	4,522,629
Susquehanna Bancshares, Inc.	147,535	1,519,610
Umpqua Holdings Corp.	109,570	1,441,941
Webster Financial Corp.	109,570	2,373,286
		40,443,359
Computers & Peripherals - 3.28%
Apple, Inc. (a)	24,655	14,398,520
Dell, Inc. (a)	388,781	4,867,538
Diebold, Inc.	88,905	3,281,484
Hewlett-Packard Co.	254,221	5,112,384
		27,659,926
Construction Materials - 0.04%
Semen Gresik Persero Tbk PT (b)	296,500	359,845

Consumer Finance - 3.21%
American Express Co.	61,032	3,552,673
Capital One Financial Corp.	144,171	7,880,387
Discover Financial Services	226,829	7,843,747
Ezcorp, Inc. - Class A (a)	103,322	2,423,934
First Cash Financial Services, Inc. (a)	50,940	2,046,260
SLM Corp.	216,737	3,404,938
		27,151,939
Distributors - 1.10%
Genuine Parts Co.	76,891	4,632,683
Jardine Cycle & Carriage, Ltd. (b)	22,000	810,835
LKQ Corp. (a)	116,298	3,884,353
		9,327,871

Diversified Consumer Services - 0.05%
New Oriental Education & Technology Group - ADR (a)	17,137	$419,856

Food & Staples Retailing - 1.16%
CP ALL PCL (b)	1,440,300	1,621,010
Wal-Mart Stores, Inc.	116,778	8,141,762
		9,762,772
Food Products - 0.17%
Golden Agri-Resources, Ltd. (b)	2,099,000	1,121,021
Uni-President China Holdings, Ltd. (b)	338,000	315,389
		1,436,410
Health Care Equipment & Supplies - 0.28%
Mindray Medical International, Ltd. - ADR	33,448	1,013,140
Shandong Weigao Group Medical Polymer Co., Ltd. (b)	400,000	446,512
Supermax Corp. Bhd (b)	927,800	607,338
Top Glove Corp. Bhd (b)	157,700	259,410
		2,326,400
Health Care Providers & Services - 3.66%
Aetna, Inc.	111,012	4,303,935
Coventry Health Care, Inc.	142,249	4,522,096
Humana, Inc.	61,032	4,726,318
Magellan Health Services, Inc. (a)	52,382	2,374,476
Shanghai Pharmaceuticals Holding Co., Ltd. (a)(b)	205,500	258,313
Sinopharm Group Co., Ltd. (b)	113,200	314,681
UnitedHealth Group, Inc.	137,443	8,040,415
WellCare Health Plans, Inc. (a)	33,640	1,782,920
WellPoint, Inc.	72,566	4,628,985
		30,952,139
Hotels, Restaurants & Leisure - 2.41%
Carnival Corp.	134,910	4,623,366
Gourmet Master Co., Ltd. (b)	217,420	1,509,010
Marriott International, Inc. - Class A	120,162	4,710,350
Starwood Hotels & Resorts Worldwide, Inc.	90,091	4,778,427
Wyndham Worldwide Corp.	89,053	4,696,655
		20,317,808
Household Durables - 0.07%
Woongjin Coway Co., Ltd. (b)	18,520	578,275

Insurance - 2.48%
ACE, Ltd. (b)	62,474	4,631,198
Allied World Assurance Co. Holdings AG (b)	29,315	2,329,663
Allstate Corp.	137,443	4,822,875
Chubb Corp.	63,435	4,619,337
Fidelity National Financial, Inc. - Class A	118,701	2,286,181
WR Berkley Corp.	57,668	2,244,438
		20,933,692
Internet & Catalog Retail - 0.05%
GS Home Shopping, Inc. (b)	5,491	463,907

Internet Software & Services - 0.33%
Baidu, Inc. - ADR (a)	12,979	1,492,325
Daum Communications Corp. (b)	4,013	360,925
NetEase, Inc. - ADR (a)	8,598	505,992
Tencent Holdings, Ltd. (b)	14,000	413,438
		2,772,680
IT Services - 4.05%
Alliance Data Systems Corp. (a)	17,781	2,400,435
Cardtronics, Inc. (a)	77,372	2,337,408
Convergys Corp. (a)	138,885	2,051,331
DST Systems, Inc.	37,965	2,061,879
Fiserv, Inc. (a)	46,135	3,331,870

Global Payments, Inc.	51,421	$2,222,930
Jack Henry & Associates, Inc.	70,644	2,438,631
Mastercard, Inc. - Class A	12,014	5,167,342
NeuStar, Inc. - Class A (a)	57,188	1,910,079
Total System Services, Inc.	91,789	2,196,511
Visa, Inc. - Class A	44,212	5,465,930
Western Union Co.	156,185	2,630,155
		34,214,501
Machinery - 3.80%
AGCO Corp. (a)	64,396	2,944,829
Caterpillar, Inc.	61,993	5,263,826
CNH Global NV (a)(b)	53,343	2,072,909
Cummins, Inc.	66,799	6,473,491
Deere & Co.	62,955	5,091,171
NACCO Industries, Inc. - Class A	14,898	1,731,893
Oshkosh Corp. (a)	113,414	2,376,023
Sauer-Danfoss, Inc.	31,237	1,091,108
Toro Co.	37,484	2,747,202
United Tractors Tbk PT (b)	513,500	1,181,488
Weichai Power Co., Ltd. (b)	286,000	1,142,414
		32,116,354
Media - 0.37%
BEC World PCL (b)	630,200	1,009,972
Cheil Worldwide, Inc. (b)	46,764	746,939
Global Mediacom Tbk PT (b)	1,201,000	195,690
Lopez Holdings Corp. (b)	640,900	90,978
MCOT PCL (b)	180,500	158,612
Media Nusantara Citra Tbk PT (b)	3,737,000	796,260
Media Prima Bhd (b)	88,000	61,376
Star Publications Malaysia Bhd (b)	35,399	35,574
		3,095,401
Metals & Mining - 0.34%
POSCO - ADR	7,559	608,046
Worthington Industries, Inc.	111,492	2,282,241
		2,890,287
Multiline Retail - 2.84%
Big Lots, Inc. (a)	87,464	3,567,657
Dollar General Corp. (a)	77,372	4,208,263
Dollar Tree, Inc. (a)	103,114	5,547,533
Family Dollar Stores, Inc.	45,174	3,003,168
Golden Eagle Retail Group, Ltd. (b)	422,000	864,335
New World Department Store China, Ltd. (b)	606,000	327,484
Parkson Holdings Bhd (b)	185,682	269,141
Target Corp.	106,475	6,195,780
		23,983,361
Office Electronics - 0.90%
Canon, Inc. - ADR	63,916	2,552,805
Xerox Corp.	477,206	3,755,611
Zebra Technologies Corp. - Class A (a)	38,926	1,337,498
		7,645,914
Oil, Gas & Consumable Fuels - 3.78%
Banpu PCL (b)	87,300	1,240,870
Chevron Corp.	38,926	4,106,693
ConocoPhillips	56,227	3,141,965
CVR Energy, Inc. (a)	71,605	1,903,261
Delek US Holdings, Inc.	115,337	2,028,778
Exxon Mobil Corp.	61,032	5,222,508
HollyFrontier Corp.	74,488	2,639,110
Marathon Petroleum Corp.	51,421	2,309,831
Royal Dutch Shell PLC - ADR	46,615	3,143,249
Tesoro Corp. (a)	91,308	2,279,048

Valero Energy Corp.	97,556	$2,355,977
Western Refining, Inc.	69,202	1,541,129
		31,912,419
Personal Products - 0.10%
Amorepacific Corp. (b)	903	839,383

Pharmaceuticals - 4.55%
Bristol-Myers Squibb Co.	164,835	5,925,818
Celltrion, Inc. (b)	16,746	447,692
China Pharmaceutical Group, Ltd. (b)	306,000	77,342
China Shineway Pharmaceutical Group, Ltd. (b)	140,000	203,749
Eli Lilly & Co.	121,584	5,217,169
Jazz Pharmaceuticals PLC (a)(b)	65,838	2,963,368
Kalbe Farma Tbk PT (b)	266,000	107,575
Medicis Pharmaceutical Corp. - Class A	55,266	1,887,334
Merck & Co., Inc.	126,870	5,296,823
Novartis AG - ADR	49,979	2,793,826
Pfizer, Inc.	249,416	5,736,568
Sino Biopharmaceutical (b)	124,000	44,972
Tong Ren Tang Technologies Co., Ltd. (b)	135,000	218,693
United Laboratories International Holdings, Ltd. (b)	270,000	112,938
ViroPharma, Inc. (a)	111,012	2,630,984
Watson Pharmaceuticals, Inc. (a)	63,916	4,729,145
		38,393,996
Real Estate Investment Trusts (REITs) - 4.81%
American Campus Communities, Inc.	84,100	3,782,818
Apartment Investment & Management Co. - Class A	182,136	4,923,136
BioMed Realty Trust, Inc.	137,443	2,567,435
Equity One, Inc.	148,496	3,148,115
HCP, Inc.	129,273	5,707,403
Home Properties, Inc.	58,149	3,568,023
Liberty Property Trust	105,245	3,877,226
Mack-Cali Realty Corp.	93,231	2,710,225
Realty Income Corp.	74,488	3,111,364
Regency Centers Corp.	87,464	4,160,662
Weingarten Realty Investors	115,337	3,037,977
		40,594,384
Road & Rail - 3.45%
Canadian National Railway Co. (b)	47,096	3,973,960
CSX Corp.	254,221	5,684,382
Genesee & Wyoming, Inc. - Class A (a)	37,484	1,980,655
Kansas City Southern	47,576	3,309,387
Norfolk Southern Corp.	74,969	5,380,525
Union Pacific Corp.	74,008	8,829,894
		29,158,803
Semiconductors & Semiconductor Equipment - 0.17%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	58,163	811,955
United Microelectronics Corp. - ADR	289,387	627,970
		1,439,925
Specialty Retail - 2.44%
Aaron’s, Inc.	84,100	2,380,871
Bed Bath & Beyond, Inc. (a)	63,435	3,920,283
The Home Depot, Inc.	137,923	7,308,540
Lowe’s, Inc.	169,641	4,824,590
Pier 1 Imports, Inc.	134,079	2,202,918
		20,637,202
Textiles, Apparel & Luxury Goods - 0.13%
361 Degrees International, Ltd. (b)	488,000	110,198
Pou Chen Corp. (b)	1,167,000	1,000,499
		1,110,697

Tobacco - 3.07%
Altria Group, Inc.	177,330	$6,126,752
British American Tobacco PLC - ADR	49,979	5,103,855
Lorillard, Inc.	48,538	6,404,589
Reynolds American, Inc.	112,453	5,045,766
Universal Corp.	70,163	3,250,652
		25,931,614
Trading Companies & Distributors - 1.55%
Applied Industrial Technologies, Inc.	61,993	2,284,442
GATX Corp.	57,188	2,201,738
MSC Industrial Direct Co., Inc. - Class A	49,018	3,213,130
WESCO International, Inc. (a)	37,004	2,129,580
W.W. Grainger, Inc.	17,301	3,308,643
		13,137,533
Transportation Infrastructure - 0.20%
Jasa Marga Persero Tbk PT (b)	1,592,000	922,120
Zhejiang Expressway Co., Ltd. (b)	1,218,000	808,377
		1,730,497
Water Utilities - 0.08%
Guangdong Investment, Ltd. (b)	882,000	638,484

Wireless Telecommunication Services - 0.04%
Globe Telecom, Inc. (b)	12,150	322,728
TOTAL COMMON STOCKS (Cost $488,642,755)		$535,614,984

INVESTMENT COMPANIES - 11.85%
Exchange Traded Funds - 11.85%
iShares Barclays Aggregate Bond Fund	349,855	$38,938,861
iShares Barclays MBS Bond Fund	78,333	8,494,431
iShares iBoxx $ High Yield Corporate Bond Fund	95,153	8,679,857
iShares iBoxx Investment Grade Corporate Bond Fund	56,666	6,667,321
iShares JPMorgan USD Emerging Markets Bond Fund	77,372	8,876,116
Vanguard Total Bond Market ETF	336,399	28,385,348
TOTAL INVESTMENT COMPANIES (Cost $98,389,009)		$100,041,934

	Troy Ounces
PRECIOUS METALS - 4.15%
Gold Bullion (a)(d)	22,028	$35,088,401
TOTAL PRECIOUS METALS (Cost $19,884,088)		$35,088,401

	Principal Amount
CORPORATE BONDS - 7.86%
Beverages - 0.25%
Dr. Pepper Snapple Group, Inc.
2.900%, 01/15/2016	$2,036,000	$2,132,077

Biotechnology - 0.20%
Amgen, Inc.
4.100%, 06/15/2021	1,538,000	1,649,857

Capital Markets - 0.63%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	2,540,000	2,753,563
Morgan Stanley
5.300%, 03/01/2013	2,530,000	2,578,804
		5,332,367
Chemicals - 0.24%
Dow Chemical Co.
7.600%, 05/15/2014	1,823,000	2,029,302

Computers & Peripherals - 0.29%
Hewlett-Packard Co.
4.750%, 06/02/2014	$2,300,000	$2,431,762

Consumer Finance - 0.39%
Capital One Financial Corp.
7.375%, 05/23/2014	1,502,000	1,649,971
SLM Corp.
6.250%, 01/25/2016	1,577,000	1,655,850
		3,305,821
Diversified Financial Services - 1.06%
Citigroup, Inc.
5.500%, 04/11/2013	2,540,000	2,611,824
Export-Import Bank of Korea
8.125%, 01/21/2014 (b)	1,880,000	2,052,334
Ford Motor Credit Co., LLC
3.000%, 06/12/2017	1,655,000	1,645,883
JPMorgan Chase & Co.
3.150%, 07/05/2016	2,500,000	2,571,010
		8,881,051
Diversified Telecommunication Services - 0.49%
AT&T, Inc.
5.100%, 09/15/2014	2,368,000	2,585,444
Cellco Partnership / Verizon Wireless Capital LLC
5.550%, 02/01/2014	1,450,000	1,552,271
		4,137,715
Electric Utilities - 0.63%
Duke Energy Corp.
3.950%, 09/15/2014	1,470,000	1,560,373
Exelon Corp.
4.900%, 06/15/2015	1,932,000	2,099,854
Oncor Electric Delivery Co., LLC
6.800%, 09/01/2018	1,377,000	1,645,873
		5,306,100
Health Care Providers & Services - 0.19%
Coventry Health Care, Inc.
5.950%, 03/15/2017	1,449,000	1,643,566

Industrial Conglomerates - 0.33%
General Electric Co.
5.250%, 12/06/2017	2,355,000	2,750,032

Insurance - 0.19%
Genworth Financial, Inc.
6.515%, 05/22/2018	1,681,000	1,610,875

Internet & Catalog Retail - 0.30%
Expedia, Inc.
7.456%, 08/15/2018	2,200,000	2,533,676

Media - 0.31%
Time Warner Cable, Inc.
8.250%, 04/01/2019	2,028,000	2,649,984

Metals & Mining - 0.25%
Nabors Industries, Inc.
9.250%, 01/15/2019	1,629,000	2,114,960

Oil, Gas & Consumable Fuels - 0.85%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	$1,856,000	$2,106,148
Enterprise Products Operating, LLC
5.600%, 10/15/2014	1,200,000	1,315,243
Petrobras International Finance Co.
6.125%, 10/06/2016 (b)	1,861,000	2,081,298
Petrohawk Energy Corp.
7.250%, 08/15/2018	1,458,000	1,639,629
		7,142,318
Pharmaceuticals - 0.18%
Hospira, Inc.
6.050%, 03/30/2017	1,336,000	1,506,971

Real Estate Investment Trusts (REITs) - 0.20%
Vornado Realty LP
4.250%, 04/01/2015	1,575,000	1,661,009

Semiconductors & Semiconductor Equipment - 0.19%
KLA-Tencor Corp.
6.900%, 05/01/2018	1,351,000	1,613,663

Software - 0.19%
BMC Software, Inc.
7.250%, 06/01/2018	1,368,000	1,647,511

Tobacco - 0.26%
Altria Group, Inc.
9.700%, 11/10/2018	1,589,000	2,198,807

Wireless Telecommunication Services - 0.24%
Rogers Communications, Inc.
6.375%, 03/01/2014 (b)	1,902,000	2,071,523
TOTAL CORPORATE BONDS (Cost $65,508,505)		$66,350,947

SHORT-TERM INVESTMENTS - 6.26%	Shares
Money Market Funds - 6.26%
Fidelity Institutional Money Market Funds - Government Portfolio
0.01% (c)	52,913,265	$52,913,265
TOTAL SHORT-TERM INVESTMENTS (Cost $52,913,265)		$52,913,265

Total Investments (Cost $725,337,622) - 93.53%		$790,009,531
Other Assets in Excess of Liabilities - 6.47%		54,646,646
TOTAL NET ASSETS - 100.00%		$844,656,177

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2012.
(d)
The Leuthold Core Investment Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Core, Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Leuthold Core Investment Fund and is therefore consolidated in the Fund’s schedule of investments herein. The Subsidiary was formed on November 26, 2008 and has been consolidated since its formation.  All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Leuthold Core Investment Fund
Cost of investments	$725,863,225
Gross unrealized appreciation	$80,910,163
Gross unrealized depreciation	(16,763,857)
Net unrealized appreciation	$64,146,306

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2012
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$512,571,694	$23,043,290	$-	$535,614,984
Exchange Traded Funds	100,041,934	-	-	100,041,934
Precious Metals	-	35,088,401	-	35,088,401
Corporate Bonds	-	66,350,947	-	66,350,947
Money Market Funds	52,913,265	-	-	52,913,265

Total Investments in Securities	$665,526,893	$124,482,638	$-	$790,009,531

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were transfers from Level 1 to Level 2 of total investments in the amount of $20,633,836 during the period ended June 30, 2012.  The transfers were due to the use of the Fund’s independent pricing service’s proprietary fair value pricing model.

Leuthold Asset Allocation Fund
Consolidated Schedule of Investments
June 30, 2012 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 63.58%
Aerospace & Defense - 0.87%
Hexcel Corp. (a)	43,938	$1,133,161
L-3 Communications Holdings, Inc.	38,184	2,825,998
Raytheon Co.	44,461	2,516,048
		6,475,207
Airlines - 0.28%
Copa Holdings SA - Class A (b)	25,107	2,070,825

Auto Components - 0.71%
Autoliv, Inc. (b)	37,138	2,029,963
Cooper Tire & Rubber Co.	172,089	3,018,441
Minth Group, Ltd. (b)	226,000	245,166
		5,293,570
Automobiles - 0.26%
Harley-Davidson, Inc.	41,322	1,889,655

Beverages - 1.06%
Anheuser Busch InBev NV - ADR	45,507	3,624,632
Molson Coors Brewing Co. - Class B	96,244	4,004,713
Tsingtao Brewery Co., Ltd. (b)	36,000	205,714
		7,835,059
Biotechnology - 1.85%
Ariad Pharmaceuticals, Inc. (a)	57,014	981,211
Biogen Idec, Inc. (a)	36,092	5,210,963
Celgene Corp. (a)	57,537	3,691,574
Human Genome Sciences, Inc. (a)	107,752	1,414,784
PDL BioPharma, Inc.	213,411	1,414,915
Vertex Pharmaceuticals, Inc. (a)	18,307	1,023,727
		13,737,174
Capital Markets - 1.15%
Ameriprise Financial, Inc.	41,322	2,159,488
Bank of New York Mellon Corp.	96,767	2,124,035
Goldman Sachs Group, Inc.	15,169	1,454,100
Janus Capital Group, Inc.	228,057	1,783,406
KKR & Co. LP	77,937	1,004,608
		8,525,637
Chemicals - 2.78%
Agrium, Inc. (b)	25,630	2,267,486
CF Industries Holdings, Inc.	8,369	1,621,410
China BlueChemical, Ltd. (b)	1,110,000	634,860
Eastman Chemical Co.	84,737	4,268,203
FMC Corp.	43,938	2,349,804
HB Fuller Co.	66,429	2,039,370
Huntsman Corp.	176,796	2,287,740
LyondellBasell Industries NV - Class A (b)	97,813	3,938,930
NewMarket Corp.	5,754	1,246,316
		20,654,119
Commercial Banks - 3.28%
BB&T Corp.	71,137	2,194,577
Canadian Imperial Bank of Commerce (b)	38,184	2,685,863
Fifth Third Bancorp	220,211	2,950,827
KeyCorp	396,484	3,068,786
M&T Bank Corp.	33,476	2,764,113
PNC Financial Services Group, Inc.	34,522	2,109,639
Wells Fargo & Co.	255,779	8,553,250
		24,327,055

Commercial Services & Supplies - 0.13%
Avery Dennison Corp.	35,045	$958,130

Communications Equipment - 0.28%
Cisco Systems, Inc.	121,874	2,092,577

Computers & Peripherals - 3.05%
Apple, Inc. (a)	8,892	5,192,928
Dell, Inc. (a)	244,272	3,058,286
Diebold, Inc.	28,246	1,042,560
Hewlett-Packard Co.	88,921	1,788,201
SanDisk Corp. (a)	89,967	3,281,996
Seagate Technology PLC (b)	333,193	8,239,863
		22,603,834
Construction & Engineering - 0.17%
KBR, Inc.	50,214	1,240,788

Construction Materials - 0.04%
Semen Gresik Persero Tbk PT (b)	262,000	317,974

Consumer Finance - 0.82%
Discover Financial Services	176,796	6,113,606

Distributors - 0.38%
Genuine Parts Co.	34,522	2,079,951
Jardine Cycle & Carriage, Ltd. (b)	19,000	700,266
		2,780,217
Diversified Consumer Services - 0.23%
DeVry, Inc.	43,414	1,344,532
New Oriental Education & Technology Group - ADR (a)	15,137	370,856
		1,715,388
Diversified Financial Services - 0.19%
CME Group, Inc.	5,231	1,402,483

Diversified Telecommunication Services - 0.87%
Verizon Communications, Inc.	144,889	6,438,867

Electric Utilities - 0.55%
PPL Corp.	145,935	4,058,452

Electronic Equipment, Instruments & Components - 0.69%
Avnet, Inc. (a)	62,768	1,937,021
Corning, Inc.	247,410	3,199,011
		5,136,032
Energy Equipment & Services - 0.83%
Ensco PLC - Class A (b)	39,753	1,867,199
Helix Energy Solutions Group, Inc. (a)	37,661	618,017
Seadrill, Ltd. (b)	58,060	2,062,291
Transocean, Ltd. (b)	36,615	1,637,789
		6,185,296
Food & Staples Retailing - 0.98%
Casey’s General Stores, Inc.	20,923	1,234,248
CP ALL PCL (b)	1,272,200	1,431,819
Wal-Mart Stores, Inc.	66,429	4,631,430
		7,297,497
Food Products - 1.13%
Archer-Daniels-Midland Co.	102,521	3,026,420
Bunge, Ltd.	32,430	2,034,658
ConAgra Foods, Inc.	80,029	2,075,152
Golden Agri-Resources, Ltd. (b)	1,854,000	990,173
Uni-President China Holdings, Ltd. (b)	299,000	278,998
		8,405,401

Health Care Equipment & Supplies - 0.62%
Mindray Medical International, Ltd. - ADR	29,545	$894,918
Shandong Weigao Group Medical Polymer Co., Ltd. (b)	352,000	392,931
Supermax Corp. Bhd (b)	799,800	523,549
Top Glove Corp. Bhd (b)	139,300	229,143
Zimmer Holdings, Inc. (a)	39,230	2,524,843
		4,565,384
Health Care Providers & Services - 2.83%
Aetna, Inc.	74,798	2,899,918
Coventry Health Care, Inc.	63,291	2,012,021
Humana, Inc.	51,783	4,010,076
Omnicare, Inc.	96,244	3,005,700
Shanghai Pharmaceuticals Holding Co., Ltd. (a)(b)	181,500	228,145
Sinopharm Group Co., Ltd. (b)	100,000	277,987
UnitedHealth Group, Inc.	40,276	2,356,146
WellCare Health Plans, Inc. (a)	43,414	2,300,942
WellPoint, Inc.	60,776	3,876,901
		20,967,836
Hotels, Restaurants & Leisure - 0.20%
Gourmet Master Co., Ltd. (b)	213,215	1,479,825

Household Durables - 0.15%
Tempur-Pedic International, Inc. (a)	26,153	611,718
Woongjin Coway Co., Ltd. (b)	16,360	510,831
		1,122,549
Independent Power Producers & Energy Traders - 0.28%
AES Corp. (a)	164,243	2,107,238

Industrial Conglomerates - 0.78%
General Electric Co.	216,549	4,512,881
Siemens AG - ADR	15,169	1,275,258
		5,788,139
Insurance - 1.44%
Assurant, Inc.	110,890	3,863,408
Protective Life Corp.	52,830	1,553,730
Prudential Financial, Inc.	31,384	1,519,927
Sun Life Financial, Inc. (b)	175,227	3,812,939
		10,750,004
Internet & Catalog Retail - 0.06%
GS Home Shopping, Inc. (b)	4,850	409,752

Internet Software & Services - 0.53%
Baidu, Inc. - ADR (a)	11,465	1,318,246
Daum Communications Corp. (b)	3,544	318,743
NetEase, Inc. - ADR (a)	7,595	446,966
Tencent Holdings, Ltd. (b)	12,400	366,188
Yahoo!, Inc. (a)	93,629	1,482,147
		3,932,290
IT Services - 2.61%
Amdocs, Ltd. (a)	216,549	6,435,836
International Business Machines Corp.	21,969	4,296,697
Mastercard, Inc. - Class A	12,031	5,174,654
Visa, Inc. - Class A	27,722	3,427,271
		19,334,458
Leisure Equipment & Products - 0.34%
Hasbro, Inc.	74,798	2,533,408

Machinery - 1.80%
Cummins, Inc.	35,045	$3,396,211
Eaton Corp.	89,444	3,544,666
Oshkosh Corp. (a)	70,614	1,479,363
Sauer-Danfoss, Inc.	19,876	694,269
United Tractors Tbk PT (b)	453,500	1,043,437
Valmont Industries, Inc.	18,307	2,214,598
Weichai Power Co., Ltd. (b)	253,000	1,010,596
		13,383,140
Media - 0.37%
BEC World PCL (b)	556,700	892,180
Cheil Worldwide, Inc. (b)	41,305	659,745
Global Mediacom Tbk PT (b)	1,061,000	172,879
Lopez Holdings Corp. (b)	566,100	80,360
MCOT PCL (b)	165,500	145,430
Media Nusantara Citra Tbk PT (b)	3,301,000	703,359
Media Prima Bhd (b)	77,700	54,192
Star Publications Malaysia Bhd (b)	31,201	31,356
		2,739,501
Metals & Mining - 0.91%
Alcoa, Inc.	298,670	2,613,363
POSCO - ADR	6,677	537,098
Reliance Steel & Aluminum Co.	58,583	2,958,441
Thompson Creek Metals Co., Inc. (a)	203,473	649,079
		6,757,981
Multiline Retail - 0.55%
Golden Eagle Retail Group, Ltd. (b)	373,000	763,974
JC Penney Co., Inc.	35,045	816,899
Kohl’s Corp.	43,414	1,974,903
New World Department Store China, Ltd. (b)	501,000	270,741
Parkson Holdings Bhd (b)	164,025	237,752
		4,064,269
Multi-Utilities - 0.76%
Alliant Energy Corp.	123,443	5,625,297

Office Electronics - 0.11%
Canon, Inc. - ADR	20,923	835,665

Oil, Gas & Consumable Fuels - 4.66%
Banpu PCL (b)	77,100	1,095,888
Chevron Corp.	85,783	9,050,107
China Petroleum & Chemical Corp. - ADR	26,153	2,332,586
ConocoPhillips	84,737	4,735,104
Devon Energy Corp.	49,691	2,881,581
Encana Corp. (b)	151,166	3,148,788
Peabody Energy Corp.	50,214	1,231,247
PetroChina Co., Ltd. - ADR	22,492	2,904,617
Petroleo Brasileiro SA - ADR	49,168	922,883
Phillips 66 (a)	42,368	1,408,312
Royal Dutch Shell PLC - ADR	59,106	3,985,518
Sasol, Ltd. - ADR	20,400	865,980
		34,562,611
Personal Products - 0.90%
Amorepacific Corp. (b)	798	741,781
Avon Products, Inc.	167,904	2,721,724
Herbalife, Ltd. (b)	65,906	3,185,237
		6,648,742

Pharmaceuticals - 4.52%
Celltrion, Inc. (b)	14,793	$395,466
China Pharmaceutical Group, Ltd. (b)	270,000	68,243
China Shineway Pharmaceutical Group, Ltd. (b)	124,000	180,463
Eli Lilly & Co.	130,767	5,611,212
GlaxoSmithKline PLC - ADR	48,645	2,216,753
Jazz Pharmaceuticals PLC (a)(b)	81,598	3,672,726
Kalbe Farma Tbk PT (b)	235,000	95,038
Merck & Co., Inc.	221,256	9,237,438
Nektar Therapeutics (a)	116,644	941,317
Pfizer, Inc.	198,242	4,559,566
Shire PLC - ADR	33,476	2,891,992
Sino Biopharmaceutical (b)	108,000	39,169
Teva Pharmaceutical Industries, Ltd. - ADR	84,214	3,321,400
Tong Ren Tang Technologies Co., Ltd. (b)	119,000	192,774
United Laboratories International Holdings, Ltd. (b)	238,000	99,553
		33,523,110
Professional Services - 0.20%
Manpower, Inc.	40,799	1,495,283

Real Estate Investment Trusts (REITs) - 4.83%
American Campus Communities, Inc.	74,207	3,337,831
Apartment Investment & Management Co. - Class A	160,711	4,344,018
BioMed Realty Trust, Inc.	121,275	2,265,417
Equity One, Inc.	131,028	2,777,794
HCP, Inc.	114,067	5,036,058
Home Properties, Inc.	51,309	3,148,320
Liberty Property Trust	92,865	3,421,147
Mack-Cali Realty Corp.	82,264	2,391,414
Realty Income Corp.	65,726	2,745,375
Regency Centers Corp.	77,175	3,671,215
Weingarten Realty Investors	101,770	2,680,622
		35,819,211
Real Estate Management & Development - 0.22%
Altisource Portfolio Solutions SA (a)(b)	14,123	1,034,227
The St. Joe Co. (a)	38,184	603,689
		1,637,916
Road & Rail - 0.97%
Canadian Pacific Railway, Ltd. (b)	28,769	2,107,617
Kansas City Southern	28,246	1,964,792
Old Dominion Freight Line, Inc. (a)	72,706	3,147,442
		7,219,851
Semiconductors & Semiconductor Equipment - 1.66%
Applied Materials, Inc.	238,518	2,733,416
Intel Corp.	179,411	4,781,303
Intersil Corp. - Class A	130,766	1,392,658
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	51,377	717,223
TriQuint Semiconductor, Inc. (a)	392,299	2,157,645
United Microelectronics Corp. - ADR	255,623	554,702
		12,336,947
Software - 2.21%
Activision Blizzard, Inc.	176,273	2,113,513
CA, Inc.	63,291	1,714,553
Check Point Software Technologies, Ltd. (a)(b)	75,321	3,735,168
Electronic Arts, Inc. (a)	47,599	587,848
Microsoft Corp.	270,425	8,272,301
		16,423,383

Specialty Retail - 2.25%
Advance Auto Parts, Inc.	27,722	$1,891,195
Foot Locker, Inc.	141,751	4,334,746
Lowe’s Cos, Inc.	75,321	2,142,129
Men’s Wearhouse, Inc.	67,999	1,913,492
O’Reilly Automotive, Inc. (a)	28,246	2,366,167
Staples, Inc.	103,567	1,351,549
TJX Companies, Inc.	62,245	2,672,178
		16,671,456
Textiles, Apparel & Luxury Goods - 0.48%
361 Degrees International, Ltd. (b)	431,000	97,327
Coach, Inc.	44,461	2,600,079
Pou Chen Corp. (b)	1,031,000	883,897
		3,581,303
Thrifts & Mortgage Finance - 0.28%
New York Community Bancorp, Inc.	167,904	2,103,837

Tobacco - 1.81%
British American Tobacco PLC - ADR	33,476	3,418,569
Lorillard, Inc.	24,584	3,243,859
Philip Morris International, Inc.	39,753	3,468,847
Reynolds American, Inc.	73,752	3,309,252
		13,440,527
Trading Companies & Distributors - 0.20%
WESCO International, Inc. (a)	26,153	1,505,105

Transportation Infrastructure - 0.23%
Jasa Marga Persero Tbk PT (b)	1,406,000	814,385
Zhejiang Expressway Co., Ltd. (b)	1,301,000	863,404
		1,677,789
Water Utilities - 0.23%
Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	15,169	1,150,720
Guangdong Investment, Ltd. (b)	780,000	564,646
		1,715,366
Wireless Telecommunication Services - 1.01%
China Mobile, Ltd. - ADR	39,230	2,144,704
Globe Telecom, Inc. (b)	10,740	285,275
NII Holdings, Inc. (a)	101,998	1,043,440
Vodafone Group PLC - ADR	143,320	4,038,758
		7,512,177
TOTAL COMMON STOCKS (Cost $435,995,054)		$471,826,193

INVESTMENT COMPANIES - 11.90%
Exhange Traded Funds - 11.90%
iShares Barclays Aggregate Bond Fund	308,701	$34,358,421
iShares Barclays MBS Bond Fund	69,119	7,495,264
iShares iBoxx $ High Yield Corporate Bond Fund	83,960	7,658,831
iShares iBoxx Investment Grade Corporate Bond Fund	49,999	5,882,882
iShares JPMorgan USD Emerging Markets Bond Fund	68,270	7,831,935
Vanguard Total Bond Market ETF	296,828	25,046,347
TOTAL INVESTMENT COMPANIES (Cost $86,821,359)		$88,273,680

	Troy Ounces
PRECIOUS METALS - 4.16%
Gold Bullion (a)(d)	19,394	$30,892,702
TOTAL PRECIOUS METALS (Cost $17,386,824)		$30,892,702

	Principal Amount
CORPORATE BONDS - 7.78%
Beverages - 0.25%
Dr. Pepper Snapple Group, Inc.
2.900%, 01/15/2016	$1,783,000	$1,867,138

Biotechnology - 0.20%
Amgen, Inc.
4.100%, 06/15/2021	1,357,000	1,455,693

Capital Markets - 0.63%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	2,224,000	2,410,994
Morgan Stanley
5.300%, 03/01/2013	2,215,000	2,257,727
		4,668,721
Chemicals - 0.24%
Dow Chemical Co.
7.600%, 05/15/2014	1,596,000	1,776,613

Computers & Peripherals - 0.26%
Hewlett-Packard Co.
4.750%, 06/02/2014	1,800,000	1,903,118

Consumer Finance - 0.39%
Capital One Financial Corp.
7.375%, 05/23/2014	1,325,000	1,455,534
SLM Corp.
6.250%, 01/25/2016	1,392,000	1,461,600
		2,917,134
Diversified Financial Services - 1.05%
Citigroup, Inc.
5.500%, 04/11/2013	2,224,000	2,286,888
Export-Import Bank of Korea
8.125%, 01/21/2014 (b)	1,646,000	1,796,884
Ford Motor Credit Co., LLC
3.000%, 06/12/2017	1,461,000	1,452,951
JPMorgan Chase & Co.
3.150%, 07/05/2016	2,189,000	2,251,176
		7,787,899
Diversified Telecommunication Services - 0.48%
AT&T, Inc.
5.100%, 09/15/2014	2,073,000	2,263,355
Cellco Partnership / Verizon Wireless Capital, LLC
5.550%, 02/01/2014	1,270,000	1,359,576
		3,622,931
Electric Utilities - 0.63%
Duke Energy Corp.
3.950%, 09/15/2014	1,287,000	1,366,122
Exelon Corp.
4.900%, 06/15/2015	1,692,000	1,839,003
Oncor Electric Delivery Co., LLC
6.800%, 09/01/2018	1,216,000	1,453,436
		4,658,561
Health Care Providers & Services - 0.19%
Coventry Health Care, Inc.
5.950%, 03/15/2017	1,279,000	1,450,739

Industrial Conglomerates - 0.33%
General Electric Co.
5.250%, 12/06/2017	2,062,000	2,407,884

Insurance - 0.19%
Genworth Financial, Inc.
6.515%, 05/22/2018	$1,484,000	$1,422,094

Internet & Catalog Retail - 0.26%
Expedia, Inc.
7.456%, 08/15/2018	1,700,000	1,957,841

Media - 0.31%
Time Warner Cable, Inc.
8.250%, 04/01/2019	1,776,000	2,320,696

Metals & Mining - 0.25%
Nabors Industries, Inc.
9.250%, 01/15/2019	1,426,000	1,851,402

Oil, Gas & Consumable Fuels - 0.84%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,625,000	1,844,014
Enterprise Products Operating, LLC
5.600%, 10/15/2014	1,051,000	1,151,934
Petrobras International Finance Co.
6.125%, 10/06/2016 (b)	1,629,000	1,821,835
Petrohawk Energy Corp.
7.250%, 08/15/2018	1,286,000	1,446,202
		6,263,985
Pharmaceuticals - 0.18%
Hospira, Inc.
6.050%, 03/30/2017	1,170,000	1,319,727

Real Estate Investment Trusts (REITs) - 0.20%
Vornado Realty LP
4.250%, 04/01/2015	1,392,000	1,468,016

Semiconductors & Semiconductor Equipment - 0.19%
KLA-Tencor Corp.
6.900%, 05/01/2018	1,183,000	1,413,000

Software - 0.20%
BMC Software, Inc.
7.250%, 06/01/2018	1,207,000	1,453,615

Tobacco - 0.26%
Altria Group, Inc.
9.700%, 11/10/2018	1,391,000	1,924,821

Wireless Telecommunication Services - 0.25%
Rogers Communications, Inc.
6.375%, 03/01/2014 (b)	1,665,000	1,813,400
TOTAL CORPORATE BONDS (Cost $56,995,592)		$57,725,028

	Shares
SHORT-TERM INVESTMENTS - 8.89%
Money Market Funds - 8.89%
Fidelity Institutional Money Market Funds - Government Portfolio
0.01% (c)	65,955,404	$65,955,404
TOTAL SHORT-TERM INVESTMENTS (Cost $65,955,404)		$65,955,404

Total Investments (Cost $663,154,233) - 96.31%		$714,673,007
Other Assets in Excess of Liabilities - 3.69%		27,414,847
TOTAL NET ASSETS - 100.00%		$742,087,854

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2012.
(d)
The Leuthold Asset Allocation Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Asset Allocation, Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Leuthold Asset Allocation Fund and is therefore consolidated in the Fund’s schedule of investments herein. The Subsidiary was formed on November 26, 2008 and has been consolidated since its formation.  All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Leuthold Asset Allocation Fund
Cost of investments	$663,697,978
Gross unrealized appreciation	$72,411,815
Gross unrealized depreciation	(21,436,786)
Net unrealized appreciation	$50,975,029

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2012
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$451,232,637	$20,593,556	$-	$471,826,193
Exchange Traded Funds	88,273,680	-	-	88,273,680
Precious Metals	-	30,892,702	-	30,892,702
Corporate Bonds	-	57,725,028	-	57,725,028
Money Market Funds	65,955,404	-	-	65,955,404

Total Investments in Securities	$605,461,721	$109,211,286	$-	$714,673,007

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were transfers from Level 1 to Level 2 of total investments in the amount of $18,460,058 during the period ended June 30, 2012.  The transfers were due to the use of the Fund’s independent pricing service’s proprietary fair value pricing model.  The Fund did not invest in any Level 3 Securities during the period.

Leuthold Global Fund
Consolidated Schedule of Investments
June 30, 2012 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 64.10%
Auto Components - 0.02%
Minth Group, Ltd. (b)	74,000	$80,277

Chemicals - 3.11%
Chr. Hansen Holding A/S (b)	73,334	1,889,467
Dongyue Group (b)	2,180,000	1,025,447
HB Fuller Co.	66,751	2,049,256
Innophos Holdings, Inc.	23,120	1,305,355
Nippon Shokubai Co., Ltd. (b)	143,000	1,730,585
PolyOne Corp.	91,334	1,249,449
Rockwood Holdings, Inc. (a)	43,214	1,916,541
Zeon Corp. (b)	172,000	1,310,125
		12,476,225
Commercial Banks - 5.35%
Bank of the Ozarks, Inc.	42,526	1,279,182
BB&T Corp.	61,673	1,902,612
Fifth Third Bancorp	229,354	3,073,344
First Citizens BancShares, Inc. - Class A	3,399	566,443
Fulton Financial Corp.	127,047	1,269,200
Hachijuni Bank, Ltd. (b)	86,000	447,041
Huntington Bancshares, Inc.	408,565	2,614,816
International Bancshares Corp.	33,275	649,528
KeyCorp	387,152	2,996,556
Laurentian Bank of Canada (b)	12,177	556,044
National Penn Bancshares, Inc.	134,520	1,287,356
PNC Financial Services Group, Inc.	51,289	3,134,271
San-In Godo Bank, Ltd. (b)	72,000	507,667
Webster Financial Corp.	56,539	1,224,635
		21,508,695
Computers & Peripherals - 4.24%
Apple, Inc. (a)	3,586	2,094,224
Asustek Computer, Inc. (b)	115,000	1,057,041
Dell, Inc. (a)	108,717	1,361,137
Gemalto NV (b)	29,962	2,151,978
Hewlett-Packard Co.	63,552	1,278,031
Lenovo Group, Ltd. (b)	1,348,000	1,150,291
Lexmark International, Inc. - Class A	33,103	879,878
QLogic Corp. (a)	85,956	1,176,737
SanDisk Corp. (a)	38,740	1,413,235
Seagate Technology PLC (b)	93,916	2,322,543
Western Digital Corp. (a)	46,499	1,417,289
Wincor Nixdorf AG (b)	10,183	362,009
Wistron Corp. (b)	316,000	390,078
		17,054,471
Consumer Finance - 5.49%
Capital One Financial Corp.	58,819	3,215,047
Cash America International, Inc.	56,582	2,491,871
Credit Acceptance Corp. (a)	40,719	3,437,905
Credit Saison Co., Ltd. (b)	93,200	2,072,210
DFC Global Corp. (a)	48,363	891,330
Discover Financial Services	148,447	5,133,297

Ezcorp, Inc. - Class A (a)	35,140	$824,384
International Personal Finance PLC (b)	310,863	1,168,246
Provident Financial PLC (b)	71,025	1,352,313
Samsung Card Co., Ltd. (b)	51,920	1,457,217
		22,043,820
Food Products - 2.40%
Golden Agri-Resources, Ltd. (b)	4,891,000	2,612,155
GrainCorp, Ltd. (b)	338,544	3,314,442
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (b)	8,942,500	2,567,404
Tradewinds Malaysia Bhd (b)	410,200	1,162,639
		9,656,640
Health Care Providers & Services - 6.77%
Aetna, Inc.	44,763	1,735,462
Bangkok Dusit Medical Serives PCL (b)	401,600	1,238,883
CIGNA Corp.	26,735	1,176,340
Community Health Systems, Inc. (a)	48,851	1,369,294
Coventry Health Care, Inc.	52,982	1,684,298
HCA Holdings, Inc.	42,510	1,293,579
Health Management Associates, Inc. - Class A (a)	173,833	1,364,589
Humana, Inc.	22,317	1,728,228
KPJ Healthcare Bhd (b)	631,100	1,173,134
Life Healthcare Group Holdings, Ltd. (b)	325,837	1,242,657
LifePoint Hospitals, Inc. (a)	31,281	1,281,895
Magellan Health Services, Inc. (a)	23,622	1,070,785
Netcare, Ltd. (b)	615,085	1,204,677
Ramsay Health Care, Ltd. (b)	52,781	1,226,379
Select Medical Holdings Corp. (a)	124,751	1,261,233
UnitedHealth Group, Inc.	34,107	1,995,259
Universal Health Services, Inc. - Class B	30,062	1,297,476
WellCare Health Plans, Inc. (a)	41,536	2,201,408
WellPoint, Inc.	25,731	1,641,380
		27,186,956
Insurance - 4.24%
Alterra Capital Holdings, Ltd. (b)	51,476	1,201,965
Arch Cap Group, Ltd. (a)(b)	31,126	1,235,391
Everest Re Group, Ltd. (b)	11,732	1,214,145
Hannover Rueckversicherung AG (b)	40,776	2,428,971
Muenchener Rueckversicherungs AG (b)	17,527	2,473,138
PartnerRe, Ltd. (b)	16,394	1,240,534
Reinsurance Group of America, Inc.	22,977	1,222,606
SCOR SE (b)	99,223	2,405,419
Swiss Re AG (b)	38,524	2,428,623
Validus Holdings, Ltd. (b)	37,308	1,194,975
		17,045,767
Leisure Equipment & Products - 1.98%
Hasbro, Inc.	44,563	1,509,349
Heiwa Corp. (b)	33,000	618,324
Mattel, Inc.	59,250	1,922,070
Merida Industry Co., Ltd. (b)	258,000	941,695
Nikon Corp. (b)	50,200	1,528,125
Tamron Co., Ltd. (b)	43,000	1,429,446
		7,949,009
Multiline Retail - 3.51%
Big Lots, Inc. (a)	35,928	1,465,503
David Jones, Ltd. (b)	411,405	1,100,063
Dillard’s, Inc. - Class A	35,140	2,237,715
J. Front Retailing Co. Ltd. (b)	244,000	1,226,479
Macy’s, Inc.	69,103	2,373,688

Marks & Spencer Group PLC (b)	215,126	$1,097,063
PPR (b)	15,232	2,171,045
Target Corp.	41,622	2,421,984
		14,093,540
Office Electronics - 0.95%
Brother Industries, Ltd. (b)	137,700	1,576,533
Xerox Corp.	225,309	1,773,182
Zebra Technologies Corp. - Class A (a)	13,267	455,854
		3,805,569
Oil, Gas & Consumable Fuels - 3.65%
BP PLC - ADR	53,054	2,150,809
Chevron Corp.	17,742	1,871,781
China Petroleum & Chemical Corp. - ADR	17,139	1,528,627
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	1,149,264	1,433,594
PTT PCL (b)	121,900	1,248,707
Repsol SA (b)	76,891	1,236,034
Royal Dutch Shell PLC - ADR	26,936	1,816,294
Statoil ASA - ADR	70,050	1,671,393
Suncor Energy, Inc. (b)	58,604	1,696,586
		14,653,825
Paper & Forest Products - 0.01%
China Forestry Holdings Co., Ltd. (b)(d)(e)	2,484,000	48,028

Pharmaceuticals - 3.19%
Abbott Laboratories	19,004	1,225,188
AstraZeneca PLC - ADR	36,888	1,650,738
Bristol-Myers Squibb Co.	59,752	2,148,084
Eli Lilly & Co.	56,625	2,429,779
Johnson & Johnson	17,799	1,202,500
Novartis AG - ADR	21,657	1,210,626
Pfizer, Inc.	52,308	1,203,084
Shire PLC - ADR	20,453	1,766,935
		12,836,934
Real Estate Investment Trusts (REITs) - 5.25%
American Campus Communities, Inc.	43,720	1,966,526
Apartment Investment & Management Co. - Class A	94,685	2,559,335
BioMed Realty Trust, Inc.	71,451	1,334,705
Equity One, Inc.	77,197	1,636,576
HCP, Inc.	67,204	2,967,057
Home Properties, Inc.	30,229	1,854,851
Liberty Property Trust	54,712	2,015,590
Mack-Cali Realty Corp.	48,467	1,408,936
Realty Income Corp.	38,723	1,617,460
Regency Centers Corp.	45,469	2,162,960
Weingarten Realty Investors	59,959	1,579,320
		21,103,316
Road & Rail - 4.51%
Amerco, Inc.	8,692	782,019
ComfortDelGro Corp., Ltd. (b)	631,000	772,705
CSX Corp.	80,118	1,791,438
Dollar Thrifty Automotive Group, Inc. (a)	18,688	1,512,980
DSV A/S (b)	56,381	1,117,923
Firstgroup PLC (b)	219,830	775,874
Go-Ahead Group PLC (b)	26,893	507,706
Guangshen Railway Co., Ltd. (b)	1,320,000	395,726
Hitachi Transport System, Ltd. (b)	33,000	610,248
MTR Corp., Ltd. (b)	344,000	1,180,902
Nippon Express Co., Ltd. (b)	273,000	1,127,324

Norfolk Southern Corp.	28,872	$2,072,143
Ryder System, Inc.	22,188	798,990
Sankyu, Inc. (b)	158,000	565,421
Seino Holdings Co. Ltd. (b)	100,000	669,914
Stagecoach Group PLC (b)	179,814	750,458
Tokyu Corp. (b)	229,000	1,077,974
TransForce, Inc. (b)	29,933	490,406
Werner Enterprises, Inc.	47,331	1,130,738
		18,130,889
Trading Companies & Distributors - 2.77%
AKR Corporindo Tbk PT (b)	2,746,500	1,026,626
Applied Industrial Technologies, Inc.	71,584	2,637,870
Beacon Roofing Supply, Inc. (a)	47,689	1,202,717
LG International Corp. (b)	41,450	1,292,993
Travis Perkins PLC (b)	110,969	1,689,583
WESCO International, Inc. (a)	57,270	3,295,889
		11,145,678
Water Utilities - 2.80%
American Water Works Co., Inc.	72,531	2,486,362
Companhia de Saneamento Basico do Estado de Sao Paulo (b)	67,400	2,553,717
Companhia de Saneamento de Minas Gerais-COPASA (b)	111,256	2,412,347
Guangdong Investment, Ltd. (b)	5,250,000	3,800,498
		11,252,924
Wireless Telecommunication Services - 3.86%
America Movil SAB de CV - ADR	47,316	1,233,055
Axiata Group Bhd (b)	1,425,700	2,467,950
China Mobile, Ltd. (b)	229,500	2,519,334
Mobile Telesystems OJSC - ADR	67,999	1,169,583
MTN Group, Ltd. (b)	144,201	2,497,088
Tim Participacoes SA - ADR	44,907	1,233,146
Total Access Communication PCL (b)	983,900	2,306,957
Vodacom Group, Ltd. (b)	182,008	2,073,058
		15,500,171
TOTAL COMMON STOCKS (Cost $246,200,897)		$257,572,734

INVESTMENT COMPANIES - 7.56%
Exchange Traded Funds - 7.56%
iShares Barclays Aggregate Bond Fund	36,731	$4,088,160
iShares Barclays MBS Bond Fund	37,700	4,088,188
iShares iBoxx $ High Yield Corporate Bond Fund	48,877	4,458,560
iShares JPMorgan USD Emerging Markets Bond Fund	28,794	3,303,248
PowerShares Build America Bond Portfolio	248,470	7,382,044
PowerShares Emerging Markets Sovereign Debt Portfolio	102,078	2,942,909
Vanguard Total Bond Market ETF	48,480	4,090,742
TOTAL INVESTMENT COMPANIES (Cost $29,363,453)		$30,353,851

	Troy Ounces
PRECIOUS METALS - 4.12%
Gold Bullion (a)(f)	10,378	$16,531,116
TOTAL PRECIOUS METALS (Cost $12,048,338)		$16,531,116

	Principal Amount
CORPORATE BONDS - 7.36%
Beverages - 0.23%
Dr. Pepper Snapple Group, Inc.
2.900%, 01/15/2016	$886,000	$927,809

Biotechnology - 0.20%
Amgen, Inc.
4.100%, 06/15/2021	731,000	784,165

Capital Markets - 0.58%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	1,100,000	1,192,488
Morgan Stanley
5.300%, 03/01/2013	1,120,000	1,141,605
		2,334,093
Chemicals - 0.22%
Dow Chemical Co.
7.600%, 05/15/2014	793,000	882,741

Computers & Peripherals - 0.26%
Hewlett-Packard Co.
4.750%, 06/02/2014	1,000,000	1,057,288

Consumer Finance - 0.39%
Capital One Financial Corp.
7.375%, 05/23/2014	713,000	783,242
SLM Corp.
6.250%, 01/25/2016	749,000	786,450
		1,569,692
Diversified Financial Services - 0.98%
Citigroup, Inc.
5.500%, 04/11/2013	1,100,000	1,131,105
Export-Import Bank of Korea
8.125%, 01/21/2014 (b)	818,000	892,984
Ford Motor Credit Co., LLC
3.000%, 06/12/2017	786,000	781,670
JPMorgan Chase & Co.
3.150%, 07/05/2016	1,120,000	1,151,812
		3,957,571
Diversified Telecommunication Services - 0.45%
AT&T, Inc.
5.100%, 09/15/2014	1,031,000	1,125,673
Cellco Partnership / Verizon Wireless Capital LLC
5.550%, 02/01/2014	631,000	675,506
		1,801,179
Electric Utilities - 0.59%
Duke Energy Corp.
3.950%, 09/15/2014	640,000	679,346
Exelon Corp.
4.900%, 06/15/2015	841,000	914,067
Oncor Electric Delivery Co. LLC
6.800%, 09/01/2018	654,000	781,700
		2,375,113
Health Care Providers & Services - 0.19%
Coventry Health Care, Inc.
5.950%, 03/15/2017	689,000	781,516

Industrial Conglomerates - 0.30%
General Electric Co.
5.250%, 12/06/2017	$1,025,000	$1,196,935

Insurance - 0.19%
Genworth Financial, Inc.
6.515%, 05/22/2018	799,000	765,669

Internet & Catalog Retail - 0.28%
Expedia, Inc.
7.456%, 08/15/2018	970,000	1,117,121

Media - 0.29%
Time Warner Cable, Inc.
8.250%, 04/01/2019	883,000	1,153,814

Metals & Mining - 0.23%
Nabors Industries, Inc.
9.250%, 01/15/2019	709,000	920,507

Oil, Gas & Consumable Fuels - 0.79%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	808,000	916,901
Enterprise Products Operating, LLC
5.600%, 10/15/2014	523,000	573,227
Petrobras International Finance Co.
6.125%, 10/06/2016 (b)	810,000	905,884
Petrohawk Energy Corp.
7.250%, 08/15/2018	692,000	778,205
		3,174,217
Pharmaceuticals - 0.16%
Hospira, Inc.
6.050%, 03/30/2017	581,000	655,352

Real Estate Investment Trusts (REITs) - 0.20%
Vornado Realty LP
4.250%, 04/01/2015	745,000	785,684

Semiconductors & Semiconductor Equipment - 0.17%
KLA-Tencor Corp.
6.900%, 05/01/2018	588,000	702,319

Software - 0.20%
BMC Software, Inc.
7.250%, 06/01/2018	650,000	782,809

Tobacco - 0.24%
Altria Group, Inc.
9.700%, 11/10/2018	691,000	956,184

Wireless Telecommunication Services - 0.22%
Rogers Communications, Inc.
6.375%, 03/01/2014 (b)	828,000	901,799
TOTAL CORPORATE BONDS (Cost $29,219,715)		$29,583,577

UNITED STATES TREASURY OBLIGATIONS - 4.66%
United States Treasury Inflation Indexed Bonds - 1.40%
1.250%, 04/15/2014		5,435,950	$5,612,194

United States Treasury Notes - 3.26%
1.375%, 11/30/2015		12,750,000	13,125,526
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $18,639,068)			$18,737,720

FOREIGN GOVERNMENT OBLIGATIONS - 3.31%
Canadian Government
2.500%, 06/01/2015 (b)	CAD	3,250,000	$3,319,111
New Zealand Government
6.000%, 12/15/2017 (b)	NZD	3,800,000	3,506,263
Norwegian Government
4.250%, 05/19/2017 (b)	NOK	17,000,000	3,219,302
United Kingdom Treasury Notes
1.750%, 01/22/2017 (b)	GBP	2,000,000	3,271,742
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $13,004,280)			$13,316,418

SHORT-TERM INVESTMENTS - 6.36%	Shares
Money Market Funds - 6.36%
Fidelity Institutional Money Market Funds - Government Portfolio
0.01% (c)		25,552,147	$25,552,147
TOTAL SHORT-TERM INVESTMENTS (Cost $25,552,147)			$25,552,147

Total Investments (Cost $374,027,898) - 97.47%			$391,647,563
Other Assets in Excess of Liabilities - 2.53%			10,182,606
TOTAL NET ASSETS - 100.00%			$401,830,169

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
CAD	Canadian Dollar
NZD	New Zealand Dollar
NOK	Norwegian Krone
GBP	British Pound
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2012.
(d)	Illiquid Security. The fair value of these securities total $48,028, which represent 0.01% of total net assets.
(e)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. due to a halt in trading of the security on January 26, 2011.
(f)
The Leuthold Global Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Global, Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Leuthold Global Fund and is therefore consolidated in the Fund’s schedule of investments herein. The Subsidiary was formed on November 26, 2008 and has been consolidated since its formation.  All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
June 30, 2012
Australian Dollar	$5,640,883	1.44%
Brazilian Real	4,966,064	1.27
British Pound	10,612,984	2.71
Canadian Dollar	4,365,562	1.11
Danish Kroner	3,007,389	0.77
Euro	13,228,594	3.38
Hong Kong Dollar	10,200,503	2.61
Indonesian Rupiah	3,594,030	0.92
Japanese Yen	16,497,416	4.21
Malaysian Ringgit	4,803,723	1.23
New Taiwan Dollar	2,388,814	0.61
New Zealand Dollar	3,506,263	0.90
Norwegian Krone	3,219,302	0.82
Polish Zloty	1,433,594	0.37
Singapore Dollar	3,384,860	0.86
South African Rand	7,017,480	1.79
South Korea Won	2,750,210	0.70
Swiss Franc	2,428,623	0.62
Thai Baht	4,794,547	1.22
US Dollar	267,275,606	68.24
	375,116,447	95.78%
Precious Metals	16,531,116	4.22%
Total Investments	$391,647,563	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
June 30, 2012
Australia	$5,640,883	1.44%
Bermuda	6,087,010	1.55
Brazil	7,105,094	1.81
Britain	14,414,532	3.68
Canada	6,062,147	1.55
China	4,228,396	1.08
Denmark	3,007,389	0.77
France	4,576,464	1.17
Germany	5,264,118	1.34
Hong Kong	7,500,734	1.92
Indonesia	3,594,030	0.92
Ireland	4,089,478	1.04
Japan	16,497,416	4.21
Malaysia	4,803,723	1.23
Mexico	1,233,055	0.32
Netherlands	3,968,272	1.01
New Zealand	3,506,263	0.90
Norway	4,890,695	1.25
Poland	1,433,594	0.37
Russian Federation	1,169,583	0.30
Singapore	3,384,860	0.86
South Africa	7,017,480	1.79
South Korea	3,643,194	0.93
Spain	1,236,034	0.32
Switzerland	3,639,249	0.93
Taiwan	2,388,814	0.61
Thailand	4,794,547	1.22
United States	239,939,393	61.26
	375,116,447	95.78%
Precious Metals	16,531,116	4.22%
Total Investments	$391,647,563	100.00%

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Leuthold Global Fund
Cost of investments	$377,020,519
Gross unrealized appreciation	$28,690,999
Gross unrealized depreciation	(14,063,955)
Net unrealized appreciation	$14,627,044

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2012
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$169,060,827	$88,463,879	$48,028	$257,572,734
Exchange Traded Funds	30,353,851	-	-	30,353,851
Precious Metals	-	16,531,116	-	16,531,116
Corporate Bonds	-	29,583,577	-	29,583,577
United States Treasury Obligations	-	18,737,720	-	18,737,720
Foreign Government Notes/Bonds	-	13,316,418	-	13,316,418
Money Market Funds	25,552,147	-	-	25,552,147

Total Investments in Securities	$224,966,825	$166,632,710	$48,028	$391,647,563

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were transfers from Level 1 to Level 2 of total investments in the amount of $28,377,159 during the period ended June 30, 2012.  The transfers were due to the use of the Fund’s independent pricing service’s proprietary fair value pricing model.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 30, 2011	$472,086
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(424,058)
Purchases	-
Sales	-
Transfer in and/or out of Level 3	-
Balance as of June 30, 2012	$48,028

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at June 30, 2012:	$(424,058)

The security is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Directors.  The Adviser submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  During the period the discount ranged from 50% to 95%.

Leuthold Select Industries Fund
Schedule of Investments
June 30, 2012 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.51%
Auto Components - 0.72%
WABCO Holdings, Inc.	1,867	$98,820

Biotechnology - 1.06%
Alexion Pharmaceuticals, Inc. (a)	1,461	145,077

Chemicals - 4.60%
Cabot Corp.	3,456	140,659
El du Pont de Nemours & Co.	3,473	175,630
Huntsman Corp.	10,494	135,792
PPG Industries, Inc.	1,647	174,780
		626,861
Commercial Banks - 8.60%
BB&T Corp.	4,457	137,499
Chemical Financial Corp.	1,259	27,069
Citizens Republic Bancorp, Inc. (a)	2,764	47,347
East West Bancorp, Inc.	3,212	75,354
Fifth Third Bancorp	10,071	134,951
First Financial Bancorp	2,445	39,071
First Republic Bank (a)	2,170	72,912
Huntington Bancshares, Inc.	18,956	121,318
International Bancshares Corp.	1,953	38,123
KeyCorp	12,995	100,581
Old National Bancorp	4,341	52,135
PacWest Bancorp	1,766	41,801
PNC Financial Services Group, Inc.	2,156	131,753
Susquehanna Bancshares, Inc.	4,182	43,075
Umpqua Holdings Corp.	3,111	40,941
Webster Financial Corp.	3,184	68,965
		1,172,895
Computers & Peripherals - 5.80%
Apple, Inc. (a)	698	407,632
Dell, Inc. (a)	11,302	141,501
Diebold, Inc.	2,547	94,010
Hewlett-Packard Co.	7,366	148,130
		791,273
Consumer Finance - 5.84%
American Express Co.	1,794	104,429
Capital One Financial Corp.	4,226	230,993
Discover Financial Services	6,656	230,165
Ezcorp, Inc. - Class A (a)	2,981	69,934
First Cash Financial Services, Inc. (a)	1,491	59,893
SLM Corp.	6,367	100,026
		795,440
Distributors - 1.82%
Genuine Parts Co.	2,243	135,141
LKQ Corp. (a)	3,371	112,591
		247,732
Food & Staples Retailing - 1.75%
Wal-Mart Stores, Inc.	3,429	239,070

Health Care Providers & Services - 6.53%
Aetna, Inc.	3,256	$126,235
Coventry Health Care, Inc.	4,153	132,024
Humana, Inc.	1,794	138,927
Magellan Health Services, Inc. (a)	1,534	69,536
UnitedHealth Group, Inc.	4,037	236,165
WellCare Health Plans, Inc. (a)	955	50,615
WellPoint, Inc.	2,142	136,638
		890,140
Hotels, Restaurants & Leisure - 3.98%
Carnival Corp. (b)	3,893	133,413
Marriott International, Inc. - Class A	3,468	135,945
Starwood Hotels & Resorts Worldwide, Inc.	2,600	137,904
Wyndham Worldwide Corp.	2,570	135,542
		542,804
Insurance - 4.55%
ACE, Ltd. (b)	1,838	136,251
Allied World Assurance Co. Holdings AG (b)	881	70,013
Allstate Corp.	4,035	141,588
Chubb Corp.	1,864	135,737
Fidelity National Financial, Inc. - Class A	3,550	68,373
WR Berkley Corp.	1,760	68,499
		620,461
IT Services - 7.36%
Alliance Data Systems Corp. (a)	520	70,200
Cardtronics, Inc. (a)	2,272	68,637
Convergys Corp. (a)	3,893	57,500
DST Systems, Inc. (a)	1,115	60,556
Fiserv, Inc. (a)	1,360	98,219
Global Payments, Inc.	1,505	65,061
Jack Henry & Associates, Inc.	2,069	71,422
Mastercard, Inc. - Class A	361	155,270
NeuStar, Inc. - Class A (a)	1,678	56,045
Total System Services, Inc.	2,692	64,419
Visa, Inc. - Class A	1,287	159,112
Western Union Co.	4,587	77,245
		1,003,686
Machinery - 6.32%
AGCO Corp. (a)	1,852	84,692
Caterpillar, Inc.	1,794	152,329
CNH Global NV (a)(b)	1,519	59,028
Cummins, Inc.	1,953	189,265
Deere & Co.	1,854	149,933
NACCO Industries, Inc. - Class A	419	48,709
Oshkosh Corp. (a)	3,299	69,114
Sauer-Danfoss, Inc.	868	30,319
Toro Co.	1,057	77,468
		860,857
Metals & Mining - 0.49%
Worthington Industries, Inc.	3,270	66,937

Multiline Retail - 4.78%
Big Lots, Inc. (a)	2,576	105,075
Dollar General Corp. (a)	2,272	123,574
Dollar Tree, Inc. (a)	2,866	154,191
Family Dollar Stores, Inc.	1,332	88,552
Target Corp.	3,107	180,796
		652,188

Office Electronics - 1.63%
Canon, Inc. - ADR	1,881	$75,127
Xerox Corp.	13,762	108,307
Zebra Technologies Corp. - Class A (a)	1,128	38,758
		222,192
Oil, Gas & Consumable Fuels - 6.56%
Chevron Corp.	1,128	119,004
ConocoPhillips	1,620	90,526
CVR Energy, Inc. (a)	2,099	55,791
Delek US Holdings, Inc.	3,386	59,560
Exxon Mobil Corp.	1,780	152,315
HollyFrontier Corp.	2,185	77,414
Marathon Petroleum Corp.	1,505	67,605
Royal Dutch Shell PLC - ADR	1,345	90,693
Tesoro Corp. (a)	2,677	66,818
Valero Energy Corp.	2,865	69,190
Western Refining, Inc.	2,026	45,119
		894,035
Pharmaceuticals - 8.02%
Bristol-Myers Squibb Co.	4,847	174,250
Eli Lilly & Co.	3,574	153,360
Jazz Pharmaceuticals PLC (a)(b)	1,925	86,644
Medicis Pharmaceutical Corp. - Class A	1,635	55,835
Merck & Co., Inc.	3,734	155,895
Novartis AG - ADR	1,476	82,509
Pfizer, Inc.	7,322	168,406
ViroPharma, Inc. (a)	3,256	77,167
Watson Pharmaceuticals, Inc. (a)	1,881	139,175
		1,093,241
Road & Rail - 6.21%
Canadian National Railway Co. (b)	1,360	114,757
CSX Corp.	7,452	166,627
Genesee & Wyoming, Inc. - Class A (a)	1,057	55,852
Kansas City Southern	1,360	94,602
Norfolk Southern Corp.	2,185	156,817
Union Pacific Corp.	2,156	257,232
		845,887
Specialty Retail - 4.49%
Aaron’s, Inc.	2,506	70,945
Bed Bath & Beyond, Inc. (a)	1,859	114,886
The Home Depot, Inc.	4,093	216,888
Lowe’s Cos, Inc.	5,026	142,939
Pier 1 Imports, Inc.	4,081	67,051
		612,709
Tobacco - 5.59%
Altria Group, Inc.	5,209	179,971
British American Tobacco PLC - ADR	1,461	149,197
Lorillard, Inc.	1,433	189,085
Reynolds American, Inc.	3,299	148,026
Universal Corp.	2,054	95,162
		761,441
Trading Companies & Distributors - 2.81%
Applied Industrial Technologies, Inc.	1,780	65,593
GATX Corp.	1,678	64,603
MSC Industrials Direct Co., Inc. - Class A	1,418	92,950
WESCO International, Inc. (a)	1,085	62,442
W.W. Grainger, Inc.	507	96,958
		382,546
TOTAL COMMON STOCKS (Cost $12,556,060)		$13,566,292

SHORT-TERM INVESTMENTS - 1.80%
Money Market Funds - 1.80%
Fidelity Institutional Money Market Funds - Government Portfolio
0.01% (c)	244,863	$244,863
TOTAL SHORT-TERM INVESTMENTS (Cost $244,863)		$244,863

Total Investments (Cost $12,800,923) - 101.31%		13,811,155
Liabilities in Excess of Other Assets - (1.31)%		(178,316)
TOTAL NET ASSETS - 100.00%		$13,632,839

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Leuthold Select Industries Fund
Cost of investments	$12,884,341
Gross unrealized appreciation	$1,343,934
Gross unrealized depreciation	(417,120)
Net unrealized appreciation	$926,814

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2012
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$13,566,292	$-	$-	$13,566,292
Money Market Funds	244,863	-	-	244,863

Total Investments in Securities	$13,811,155	$-	$-	$13,811,155

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Global Industries Fund
Schedule of Investments
June 30, 2012 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.67%
Chemicals - 5.08%
Chr. Hansen Holding A/S (b)	2,363	$60,883
Dongyue Group (b)	68,000	31,987
HB Fuller Co.	2,113	64,869
Innophos Holdings, Inc.	648	36,586
Nippon Shokubai Co., Ltd. (b)	4,000	48,408
PolyOne Corp.	2,559	35,007
Rockwood Holdings, Inc. (a)	1,368	60,671
Zeon Corp. (b)	5,000	38,085
		376,496
Commercial Banks - 8.80%
Bank of the Ozarks, Inc.	1,326	39,886
BB&T Corp.	1,831	56,486
Fifth Third Bancorp	7,261	97,297
First Citizens BancShares, Inc. - Class A	89	14,832
Fulton Financial Corp.	4,026	40,220
Hachijuni Bank, Ltd. (b)	3,000	15,595
Huntington Bancshares, Inc.	12,021	76,934
International Bancshares Corp.	1,057	20,633
KeyCorp	11,659	90,241
Laurentian Bank of Canada (b)	394	17,991
National Penn Bancshares, Inc.	3,920	37,514
PNC Financial Services Group, Inc.	1,533	93,682
San-In Godo Bank, Ltd. (b)	2,000	14,102
Webster Financial Corp.	1,683	36,454
		651,867
Computers & Peripherals - 7.28%
Apple Inc. (a)	116	67,744
Asustek Computer, Inc. (b)	4,000	36,767
Dell, Inc. (a)	3,501	43,833
Gemalto NV (b)	938	67,370
Hewlett-Packard Co.	2,057	41,366
Lenovo Group, Ltd. (b)	42,000	35,840
Lexmark International, Inc. - Class A	1,026	27,271
QLogic Corp. (a)	2,396	32,801
SanDisk Corp. (a)	1,254	45,746
Seagate Technology PLC (b)	2,908	71,915
Western Digital Corp. (a)	1,469	44,775
Wincor Nixdorf AG (b)	319	11,341
Wistron Corp. (b)	10,000	12,344
		539,113
Consumer Finance - 9.51%
Capital One Financial Corp.	1,862	101,777
Cash America International, Inc.	1,791	78,876
Credit Acceptance Corp. (a)	1,289	108,830
Credit Saison Co., Ltd. (b)	2,900	64,479
DFC Global Corp. (a)	1,531	28,216
Discover Financial Services	4,699	162,491
Ezcorp, Inc. - Class A (a)	1,112	26,088

International Personal Finance PLC (b)	9,750	$36,641
Provident Financial PLC (b)	2,228	42,421
Samsung Card Co., Ltd. (b)	1,944	54,561
		704,380
Food Products - 4.25%
Golden Agri-Resources, Ltd. (b)	153,052	81,741
GrainCorp, Ltd. (b)	10,911	106,822
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (b)	288,372	82,792
Tradewinds Malaysia Bhd (b)	15,330	43,450
		314,805
Health Care Providers & Services - 11.31%
Aetna, Inc.	1,408	54,588
Bangkok Dusit Medical Serives PCL (b)	12,000	37,018
CIGNA Corp.	842	37,048
Community Health Systems, Inc. (a)	1,460	40,924
Coventry Health Care, Inc.	1,666	52,962
HCA Holdings, Inc.	1,344	40,898
Health Management Associates, Inc. (a)	5,195	40,781
Humana, Inc.	702	54,363
KPJ Healthcare Bhd (b)	19,000	35,319
Life Healthcare Group Holdings, Ltd. (b)	9,739	37,142
Lifepoint Hospitals, Inc. (a)	935	38,316
Magellan Health Services, Inc. (a)	748	33,907
Netcare, Ltd. (b)	18,384	36,006
Ramsay Health Care, Ltd. (b)	1,577	36,642
Select Medical Holdings Corp. (a)	3,808	38,499
UnitedHealth Group, Inc.	1,073	62,770
Universal Health Services, Inc. - Class B	917	39,578
WellCare Health Plans, Inc. (a)	1,306	69,218
WellPoint, Inc.	809	51,606
		837,585
Insurance - 6.98%
Alterra Capital Holdings, Ltd. (b)	1,621	37,850
Arch Cap Group, Ltd. (a)(b)	853	33,855
Everest Re Group, Ltd. (b)	369	38,188
Hannover Rueckversicherung AG (b)	1,244	74,103
Muenchener Rueckversicherungs AG (b)	534	75,350
PartnerRe, Ltd. (b)	516	39,046
Reinsurance Group of America, Inc.	724	38,524
SCOR SE (b)	3,026	73,358
Swiss Re AG (b)	1,175	74,074
Validus Holdings, Ltd. (b)	1,022	32,735
		517,083
Leisure Equipment & Products - 3.45%
Hasbro, Inc.	1,411	47,791
Heiwa Corp. (b)	1,000	18,737
Mattel, Inc.	1,876	60,857
Merida Industry Co., Ltd. (b)	10,000	36,500
Nikon Corp. (b)	1,600	48,705
Tamron Co., Ltd. (b)	1,300	43,216
		255,806
Multiline Retail - 5.91%
Big Lots, Inc. (a)	1,024	41,769
David Jones, Ltd. (b)	13,259	35,454
Dillard’s, Inc. - Class A	1,112	70,812

J. Front Retailing Co. Ltd. (b)	7,000	$35,186
Macy’s, Inc.	2,188	75,158
Marks & Spencer Group PLC (b)	6,747	34,407
PPR (b)	481	68,558
Target Corp.	1,318	76,694
		438,038
Office Electronics - 1.64%
Brother Industries, Ltd. (b)	4,300	49,231
Xerox Corp.	7,293	57,396
Zebra Technologies Corp. - Class A (a)	423	14,534
		121,161
Oil, Gas & Consumable Fuels - 6.36%
BP PLC - ADR	1,680	68,107
Chevron Corp.	531	56,021
China Petroleum & Chemical Corp. - ADR	509	45,398
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	43,027	53,672
PTT PCL (b)	4,800	49,170
Repsol SA (b)	2,412	38,773
Royal Dutch Shell PLC - ADR	842	56,776
Statoil ASA - ADR	2,071	49,414
Suncor Energy, Inc. (b)	1,855	53,702
		471,033
Paper & Forest Products - 0.03%
China Forestry Holdings Co., Ltd. (b)(d)(e)	116,000	2,243

Pharmaceuticals - 5.17%
Abbott Laboratories	532	34,298
AstraZeneca PLC - ADR	1,155	51,686
Bristol-Myers Squibb Co.	1,892	68,018
Eli Lilly & Co.	1,674	71,831
Johnson & Johnson	499	33,713
Novartis AG - ADR	607	33,931
Pfizer, Inc.	1,465	33,695
Shire PLC - ADR	647	55,894
		383,066
Road & Rail - 7.74%
Amerco, Inc.	275	24,742
ComfortDelGro Corp., Ltd. (b)	20,000	24,492
CSX Corp.	2,536	56,705
Dollar Thrifty Automotive Group, Inc. (a)	592	47,928
DSV A/S (b)	1,817	36,028
Firstgroup PLC (b)	6,895	24,335
Go-Ahead Group PLC (b)	843	15,915
Guangshen Railway Co., Ltd. (b)	42,000	12,591
Hitachi Transport System, Ltd. (b)	1,000	18,492
MTR Corp., Ltd. (b)	11,000	37,761
Nippon Express Co., Ltd. (b)	9,000	37,165
Norfolk Southern Corp.	914	65,598
Ryder System, Inc.	702	25,279
Sankyu, Inc. (b)	5,000	17,893
Seino Holdings Co. Ltd. (b)	3,000	20,097
Stagecoach Group PLC (b)	5,640	23,539
Tokyu Corp. (b)	7,000	32,951
TransForce, Inc. (b)	965	15,810
Werner Enterprises, Inc.	1,498	35,787
		573,108

Trading Companies & Distributors - 4.73%
AKR Corporindo Tbk PT (b)	85,000	$31,773
Applied Industrial Technologies, Inc.	2,266	83,502
Beacon Roofing Supply, Inc. (a)	1,473	37,149
LG International Corp. (b)	1,300	40,552
Travis Perkins PLC (b)	3,475	52,909
WESCO International, Inc. (a)	1,813	104,338
		350,223
Water Utilities - 4.78%
American Water Works Co., Inc.	2,294	78,638
Companhia de Saneamento Basico do Estado de Sao Paulo (b)	2,096	79,415
Companhia de Saneamento de Minas Gerais-COPASA (b)	3,504	75,977
Guangdong Investment, Ltd. (b)	165,501	119,807
		353,837
Wireless Telecommunication Services - 6.65%
America Movil SAB de CV - ADR	1,325	34,530
Axiata Group Bhd (b)	44,900	77,724
China Mobile, Ltd. (b)	7,000	76,842
Mobile Telesystems OJSC - ADR	2,025	34,830
MTN Group, Ltd. (b)	4,430	76,713
Tim Participacoes SA - ADR	1,258	34,545
Total Access Communication PCL (b)	38,800	90,975
Vodacom Group, Ltd. (b)	5,866	66,813
		492,972
TOTAL COMMON STOCKS (Cost $7,090,505)		$7,382,816

SHORT-TERM INVESTMENTS - 0.62%
Money Market Funds - 0.62%
Fidelity Institutional Money Market Funds - Government Portfolio
0.01% (c)	46,115	$46,115
TOTAL SHORT-TERM INVESTMENTS (Cost $46,115)		$46,115

Total Investments (Cost $7,136,620) - 100.29%		$7,428,931
Liabilities in Excess of Other Assets - (0.29)%		(21,553)
TOTAL NET ASSETS - 100.00%		$7,407,378

Percentages are stated as a percent of net assets.
ADR American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2012.
(d)	Illiquid security. The market value of these securities total $2,243, which represent 0.03% of total net assets.
(e)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. due to a halt in trading of the security on January 26, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
June 30, 2012
Australian Dollar	$178,918	2.41%
Brazilian Real	155,392	2.09
British Pound	230,168	3.10
Canadian Dollar	33,801	0.46
Danish Kroner	96,911	1.30
Euro	408,853	5.50
Hong Kong Dollar	317,071	4.27
Indonesian Rupiah	114,565	1.54
Japanese Yen	502,342	6.76
Malaysian Ringgit	156,493	2.11
New Taiwan Dollar	85,611	1.15
Polish Zloty	53,672	0.72
Singapore Dollar	106,233	1.43
South African Rand	216,674	2.92
South Korea Won	95,113	1.28
Swiss Franc	74,074	1.00
Thai Baht	177,163	2.38
US Dollar	4,425,877	59.58
	7,428,931	100.00%
Total Investments	$7,428,931	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
June 30, 2012
Australia	$178,918	2.41%
Bermuda	181,674	2.45
Brazil	189,937	2.56
Britain	349,960	4.71
Canada	87,503	1.18
China	128,059	1.72
Denmark	96,911	1.30
France	141,916	1.91
Germany	160,794	2.16
Hong Kong	234,410	3.16
Indonesia	114,565	1.54
Ireland	127,809	1.72
Japan	502,342	6.76
Malaysia	156,493	2.11
Mexico	34,530	0.47
Netherlands	124,146	1.67
Norway	49,414	0.67
Poland	53,672	0.72
Russian Federation	34,830	0.47
Singapore	106,233	1.43
South Africa	216,674	2.92
South Korea	95,113	1.28
Spain	38,773	0.52
Switzerland	108,005	1.45
Taiwan	85,611	1.15
Thailand	177,163	2.38
United States	3,653,476	49.18
	7,428,931	100.00%
Total Investments	$7,428,931	100.00%

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Leuthold Global Industries Fund
Cost of investments	$7,370,253
Gross unrealized appreciation	$505,399
Gross unrealized depreciation	(446,721)
Net unrealized appreciation	$58,678

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2012
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following  three levels:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,568,957	$2,811,616	$2,243	$7,382,816
Money Market Funds	46,115	-	-	46,115

Total Investments in Securities	$4,615,072	$2,811,616	$2,243	$7,428,931

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were transfers from Level 1 to Level 2 of total investments in the amount of $935,863 during the period ended June 30, 2012.  The transfers were due to the use of the Fund’s independent pricing service’s proprietary fair value pricing model.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 30, 2011	$22,046
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(19,803)
Purchases	-
Sales	-
Transfer in and/or out of Level 3	-
Balance as of June 30, 2012	$2,243

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at June 30, 2012:	$(19,803)

The security is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Directors.  The Adviser submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  During the period the discount ranged from 50% to 95%.

Leuthold Global Clean Technology Fund
Schedule of Investments
June 30, 2012 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 92.30%
Auto Components - 7.89%
Amerigon, Inc. (a)	14,514	$166,766
Johnson Controls, Inc.	8,323	230,630
Tenneco, Inc. (a)	9,767	261,951
		659,347
Building Products - 0.48%
Ameresco, Inc. - Class A (a)	3,375	40,264

Chemicals - 6.03%
ADA-ES, Inc. (a)	19,846	503,493

Commercial Services & Supplies - 10.52%
Clean Harbors, Inc. (a)	4,688	264,497
EnerNOC, Inc. (a)	48,558	351,560
Newalta Corp. (b)	20,417	262,507
		878,564
Electrical Equipment - 8.49%
2G energy AG (a)(b)	3,906	156,038
ABB, Ltd. - ADR	10,653	173,857
Polypore International, Inc. (a)	8,428	340,407
Roper Industries, Inc.	394	38,840
		709,142
Electronic Equipment, Instruments & Components - 8.72%
Dialight PLC (b)	16,034	261,635
Horiba, Ltd. (b)	8,500	298,519
LPKF Laser & Electronics AG (b)	10,797	167,780
		727,934
Food Products - 4.09%
Cosan, Ltd. - Class A (b)	26,929	341,729

Internet Software & Services - 6.12%
World Energy Solutions, Inc. (a)	164,259	510,846

Machinery - 22.56%
Chart Industries, Inc. (a)	2,276	156,498
CLARCOR, Inc.	6,269	301,915
Donaldson Co., Inc.	5,773	192,645
ESCO Technologies, Inc.	7,243	263,935
ITT Corp.	5,507	96,923
Kurita Water Industries, Ltd. (b)	11,800	272,946
Pentair, Inc.	8,210	314,279
Xylem, Inc.	11,330	285,176
		1,884,317
Metals & Mining - 4.87%
Horsehead Holding Corp. (a)	24,182	240,853
Umicore SA (b)	3,595	166,215
		407,068
Semiconductors & Semiconductor Equipment - 1.67%
Cree, Inc. (a)	5,424	139,234

Software - 1.93%
PSI AG Gesellschaft Fuer Produkte und Systeme der Informations Technologie (b)	8,056	161,442

Water Utilities - 8.93%
American Water Works Co., Inc.	6,770	$232,076
Aqua America, Inc.	5,772	144,069
Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	4,875	369,817
		745,962
TOTAL COMMON STOCKS (Cost $7,250,805)		$7,709,342

PREFERRED STOCKS - 4.96%
Electric Utilities - 4.96%
Companhia Energetica de Minas Gerais - ADR	22,485	$414,174
TOTAL PREFERRED STOCKS (Cost $285,382)		$414,174

WARRANTS - 0.0%	Number of Warrants
Cereplast, Inc.
Expiration: December 10, 2015
Exercise Price: $4.44 (a)	107,000	$-
TOTAL WARRANTS (Cost $0)		$-

SHORT-TERM INVESTMENTS - 2.50%
Money Market Funds - 2.50%	Shares
Fidelity Institutional Money Market Funds - Government Portfolio
0.01% (c)	208,497	$208,497
TOTAL SHORT-TERM INVESTMENTS (Cost $208,497)		$208,497

Total Investments (Cost $7,744,684) - 99.76%		$8,332,013
Other Assets in Excess of Liabilities - 0.24%		20,018
TOTAL NET ASSETS - 100.00%		$8,352,031

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Leuthold Global Clean Technology Fund
Cost of investments	$7,744,684
Gross unrealized appreciation	$996,141
Gross unrealized depreciation	(408,812)
Net unrealized appreciation	$587,329

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2012
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$6,224,767	$1,484,575		$-	$7,709,342
Preferred Stocks	414,174	-		-	414,174
Warrants	-	0	*	-	-
Money Market Funds	208,497	-		-	208,497

Total Investments in Securities	$6,847,438	$1,484,575		$-	$8,332,013

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were transfers from Level 1 to Level 2 of total investments in the amount of $905,460 during the period ended June 30, 2012.  The transfers were due to the use of the Fund’s independent pricing service’s proprietary fair value pricing model.

* Warrants valued at $0 at June 30, 2012.

Grizzly Short Fund
Schedule of Investments
June 30, 2012 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 5.45%
Money Market Funds - 5.45%
Fidelity Institutional Money Market Funds - Government Portfolio
0.01% (c)	10,279,863	$10,279,863
TOTAL SHORT-TERM INVESTMENTS (Cost $10,279,863)		$10,279,863

Total Investments (Cost $10,279,863) - 5.45%		$10,279,863
Other Assets in Excess of Liabilities - 94.55% (d)		178,388,574
TOTAL NET ASSETS - 100.00%		$188,668,437

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2012.
(d)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
June 30, 2012 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.14%
Beverages - 1.66%
Beam, Inc.	50,036	$3,126,750

Building Products - 1.45%
Fortune Brands Home & Security, Inc.	122,435	2,726,628

Capital Markets - 5.41%
Apollo Investment Corp.	266,669	2,048,018
Jefferies Group, Inc.	242,150	3,145,529
Lazard, Ltd. - Class A (b)	96,258	2,501,745
TD Ameritrade Holding Corp.	148,688	2,527,696
		10,222,988
Chemicals - 3.26%
Ashland, Inc.	42,931	2,975,548
Ecolab, Inc.	46,297	3,172,733
		6,148,281
Commercial Banks - 1.48%
TCF Financial Corp.	242,851	2,787,930

Commercial Services & Supplies - 2.31%
Iron Mountain, Inc.	94,912	3,128,299
Ritchie Bros Auctioneers, Inc. (b)	58,039	1,233,329
		4,361,628
Communications Equipment - 5.80%
Acme Packet, Inc.	93,715	1,747,785
Aruba Networks, Inc.	133,804	2,013,750
Ciena Corp.	184,289	3,016,811
Comverse Technology, Inc.	149,959	872,761
EchoStar Corp. - Class A	34,779	918,861
JDS Uniphase Corp.	144,499	1,589,489
ViaSat, Inc.	20,718	782,519
		10,941,976
Computers & Peripherals - 1.08%
NetApp, Inc.	63,948	2,034,825

Construction & Engineering - 2.20%
MasTec, Inc.	96,632	1,453,345
The Shaw Group, Inc.	98,427	2,688,042
		4,141,387
Construction Materials - 2.58%
Cemex SAB de CV - ADR	366,857	2,468,948
Martin Marietta Materials, Inc.	30,515	2,405,192
		4,874,140
Containers & Packaging - 1.12%
Sealed Air Corp.	137,095	2,116,747

Diversified Consumer Services - 1.32%
Sotheby’s	74,568	2,487,589

Diversified Telecommunication Services - 3.00%
CenturyLink, Inc.	72,100	$2,847,229
Level 3 Communications, Inc.	126,923	2,811,344
		5,658,573
Electric Utilities - 0.62%
Korea Electric Power Corp. - ADR	104,934	1,173,162

Electrical Equipment - 0.37%
II-VI, Inc.	42,407	706,925

Electronic Equipment, Instruments & Components - 2.16%
AU Optronics Corp. - ADR	434,246	1,745,669
IPG Photonics Corp.	53,327	2,324,524
		4,070,193
Energy Equipment & Services - 1.17%
McDermott International, Inc.	197,452	2,199,615

Gas Utilities - 4.81%
AGL Resources, Inc.	71,427	2,767,796
National Fuel Gas Co.	67,912	3,190,506
Piedmont Natural Gas Co., Inc.	33,881	1,090,630
South Jersey Industries, Inc.	19,789	1,008,645
UGI Corp.	34,779	1,023,546
		9,081,123
Health Care Equipment & Supplies - 1.97%
Alere, Inc.	41,809	812,767
Haemonetics Corp.	13,537	1,003,227
HeartWare International, Inc.	13,238	1,175,535
NxStage Medical, Inc.	43,604	730,803
		3,722,332
Health Care Providers & Services - 2.95%
Brookdale Senior Living, Inc.	179,652	3,187,026
HMS Holdings Corp.	71,625	2,385,829
		5,572,855
Hotels, Restaurants & Leisure - 2.56%
Home Inns & Hotels Management, Inc. - ADR	72,175	1,635,485
Marriott Vacations Worldwide Corp	63,499	1,967,199
Vail Resorts, Inc.	24,532	1,228,563
		4,831,247
Household Durables - 0.89%
Sony Corp. - ADR	118,172	1,682,769

Independent Power Producers & Energy Traders - 1.49%
NRG Energy, Inc.	162,375	2,818,830

Industrial Conglomerates - 1.40%
Koninklijke Philips Electronics NV - NYS	134,103	2,637,806

Insurance - 2.84%
China Life Insurance Co., Ltd. - ADR	76,363	3,015,575
Manulife Financial Corp. (b)	215,477	2,346,544
		5,362,119

Internet & Catalog Retail - 3.16%
Amazon.com, Inc.	14,585	$3,330,485
Shutterfly, Inc.	85,637	2,628,199
		5,958,684
Internet Software & Services - 2.48%
CoStar Group, Inc.	13,762	1,117,474
LogMeIn, Inc.	25,579	780,671
Sina Corp. (b)	36,125	1,871,636
WebMD Health Corp.	43,978	901,989
		4,671,770
IT Services - 0.81%
ServiceSource International, Inc.	109,870	1,521,700

Life Sciences Tools & Services - 0.99%
PerkinElmer, Inc.	72,549	1,871,764

Machinery - 1.31%
SPX Corp.	37,770	2,467,136

Media - 6.18%
Imax Corp. (b)	106,505	2,559,315
Liberty Global, Inc. - Class A	57,964	2,876,753
Thomson Reuters Corp.	95,136	2,706,619
Virgin Media, Inc.	144,424	3,522,502
		11,665,189
Metals & Mining - 1.51%
Compass Minerals International, Inc.	37,396	2,852,567

Oil, Gas & Consumable Fuels - 4.92%
Alpha Natural Resources, Inc.	153,026	1,332,856
Arch Coal, Inc.	97,156	669,405
Bill Barrett Corp.	43,155	924,380
Forest Oil Corp.	341,129	2,500,476
Pengrowth Energy Corp. (b)	119,219	759,425
Southwestern Energy Co.	97,081	3,099,796
		9,286,338
Paper & Forest Products - 1.84%
Louisiana-Pacific Corp.	319,514	3,476,312

Real Estate Investment Trusts (REITs) - 4.35%
Corporate Office Properties Trust	57,216	1,345,148
Piedmont Office Realty Trust, Inc. - Class A	55,346	952,505
SL Green Realty Corp.	39,864	3,198,687
Vornado Realty Trust	32,161	2,700,881
		8,197,221
Real Estate Management & Development - 1.42%
CBRE Group, Inc.	163,496	2,674,795

Semiconductors & Semiconductor Equipment - 5.23%
Cavium, Inc.	83,768	$2,345,504
Freescale Semiconductor, Ltd.	99,102	1,015,796
Hittite Microwave Corp.	18,474	944,391
Micron Technology, Inc.	456,085	2,877,896
Microsemi Corp.	44,128	815,927
NXP Semiconductor N.V. (b)	80,477	1,871,090
		9,870,604
Software - 4.08%
Microstrategy, Inc.	17,801	2,311,638
RealPage, Inc.	47,194	1,093,013
Rovi Corp.	76,887	1,508,523
Solera Holdings, Inc.	49,288	2,059,745
Take-Two Interactive Software, Inc.	76,737	725,932
		7,698,851
Textiles, Apparel & Luxury Goods - 0.96%
Gildan Activewear, Inc. (b)	65,593	1,805,119
TOTAL COMMON STOCKS (Proceeds $188,134,795)		$179,506,468

PREFERRED STOCKS - 0.30%
Airlines - 0.30%
Gol Linhas Aereas Inteligentes SA - ADR	126,399	$557,420
TOTAL PREFERRED STOCKS (Proceeds $988,123)		$557,420

INVESTMENT COMPANIES - 2.18%
Exchange Traded Funds - 2.18%
SPDR Dow Jones Industrial Average ETF Trust	31,928	$4,104,983
TOTAL INVESTMENT COMPANIES (Proceeds $4,166,625)		$4,104,983

TOTAL SECURITIES SOLD SHORT
(Proceeds $193,289,543) - 97.62%		$184,168,871

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
NYS	New York Registered Shares
(a)	All securities sold short are non-income producing.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

Grizzly Short Fund
Cost of investments	$10,279,863
Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation	$-

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2012
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$10,279,863	$-	$-	$10,279,863

Total Investments in Securities	$10,279,863	$-	$-	$10,279,863

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$179,506,468	$-	$-	$179,506,468
Preferred Stocks - Short	557,420	-	-	557,420
Exchange Traded Funds - Short	4,104,983	-	-	4,104,983

Total Securities Sold Short	$184,168,871	$-	$-	$184,168,871

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Leuthold Funds, Inc.

By (Signature and Title)	/s/ John Mueller
John Mueller, President

Date	8/29/12

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ John Mueller
John Mueller, President

Date	8/29/12

By (Signature and Title) *	/s/ Holly J. Weiss
Holly J. Weiss, Treasurer

Date	8/28/12

* Print the name and title of each signing officer under his or her signature.